Investment securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities
Investment securities

Note 8 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2011 and 2010 (2009 - only fair value is presented).

	2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

	2010					2009
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average	Fair
(In thousands)	cost	gains	losses	value	yield	value
U.S. Treasury securities
After 1 to 5 years	$7,001	$122	$-	$7,123	1.50%	$-
After 5 to 10 years	28,676	2,337	-	31,013	3.81	30,452
Total U.S. Treasury securities	35,677	2,459	-	38,136	3.36	30,452
Obligations of U.S. Government sponsored entities
Within 1 year	153,738	2,043	-	155,781	3.39	356,915
After 1 to 5 years	1,000,955	53,681	661	1,053,975	3.72	1,235,469
After 5 to 10 years	1,512	36	-	1,548	6.30	28,492
After 10 years	-	-	-	-	-	27,060
Total obligations of U.S. Government sponsored entities	1,156,205	55,760	661	1,211,304	3.68	1,647,936
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	10,404	19	-	10,423	3.92	-
After 1 to 5 years	15,853	279	5	16,127	4.52	22,303
After 5 to 10 years	20,765	43	194	20,614	5.07	50,527
After 10 years	5,505	52	19	5,538	5.28	7,779
Total obligations of Puerto Rico, States and political
subdivisions	52,527	393	218	52,702	4.70	80,609
Collateralized mortgage obligations - federal agencies
Within 1 year	77	1	-	78	3.88	41
After 1 to 5 years	1,846	105	-	1,951	4.77	4,995
After 5 to 10 years	107,186	1,507	936	107,757	2.50	127,098
After 10 years	1,096,271	32,248	11	1,128,508	2.87	1,468,056
Total collateralized mortgage obligations - federal agencies	1,205,380	33,861	947	1,238,294	2.84	1,600,190
Collateralized mortgage obligations - private label
After 5 to 10 years	10,208	31	158	10,081	1.20	20,232
After 10 years	79,311	78	4,532	74,857	2.29	97,326
Total collateralized mortgage obligations - private label	89,519	109	4,690	84,938	2.17	117,558
Mortgage-backed securities
Within 1 year	2,983	101	-	3,084	3.62	27,390
After 1 to 5 years	15,738	649	3	16,384	3.98	30,940
After 5 to 10 years	170,662	10,580	3	181,239	4.71	214,261
After 10 years	2,289,210	86,870	632	2,375,448	4.26	2,937,588
Total mortgage-backed securities	2,478,593	98,200	638	2,576,155	4.29	3,210,179
Equity securities (without contractual maturity)	8,722	855	102	9,475	3.43	7,790
Other
After 5 to 10 years	17,850	262	-	18,112	10.98	-
After 10 years	7,805	-	69	7,736	3.62	-
Total other	25,655	262	69	25,848	8.74	-
Total investment securities available-for-sale	$5,052,278	$191,899	$7,325	$5,236,852	3.78%	$6,694,714

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2011, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$95,314	$97,706
After 1 to 5 years	715,417	745,594
After 5 to 10 years	366,466	379,474
After 10 years	3,595,286	3,780,133
Total	4,772,483	5,002,907
Equity securities	6,594	6,916
Total investment securities available-for-sale	$4,779,077	$5,009,823

Proceeds from the sale of investment securities available-for-sale during 2011 were $ 262.4 million (2010 - $397.1 million; 2009 - $3.8 billion). Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
(In thousands)	2011	2010	2009
Gross realized gains	$8,514	$3,768	$184,705
Gross realized losses	(130)	(6)	(361)
Net realized gains on sale of investment securities available-for-sale	$8,384	$3,762	$184,344

The following tables present the Corporation's fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011, and 2010.

	At December 31, 2011

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

	At December 31, 2010

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$24,284	$661	$-	$-	$24,284	$661
Obligations of Puerto Rico, States and political
subdivisions	19,357	213	303	5	19,660	218
Collateralized mortgage obligations - federal agencies	40,212	945	2,505	2	42,717	947
Collateralized mortgage obligations - private label	21,231	292	52,302	4,398	73,533	4,690
Mortgage-backed securities	33,261	406	9,257	232	42,518	638
Equity securities	3	8	43	94	46	102
Other	7,736	69	-	-	7,736	69
Total investment securities available-for-sale in an
unrealized loss position	$146,084	$2,594	$64,410	$4,731	$210,494	$7,325

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security's carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management's intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2011, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2011, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis. Also, management evaluated the Corporation's portfolio of equity securities at December 31, 2011. During the year ended December 31, 2011, the Corporation recorded $340 thousand in losses on certain equity securities considered other-than-temporary impairment (2010 - $264 thousand). Management has the intent and ability to hold the investments in equity securities that are at a loss position at December 31, 2011, for a reasonable period of time for a forecasted recovery of fair value up to (or beyond) the cost of these investments.

The unrealized losses associated with “Collateralized mortgage obligations – private label” (“private-label CMO”) are primarily related to securities backed by residential mortgages. In addition to verifying the credit ratings for the private-label CMOs, management analyzed the underlying mortgage loan collateral for these bonds. Various statistics or metrics were reviewed for each private-label CMO, including among others, the weighted average loan-to-value, FICO score, and delinquency and foreclosure rates of the underlying assets in the securities. At December 31, 2011, there were no “sub-prime” securities in the Corporation's private-label CMOs portfolios. For private-label CMOs with unrealized losses at December 31, 2011, credit impairment was assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements that exist in that structure. The cash flow model incorporates actual cash flows through the current period and then projects the expected cash flows using a number of assumptions, including default rates, loss severity and prepayment rates. Management's assessment also considered tests using more stressful parameters. Based on the assessments, management concluded that the tranches of the private-label CMOs held by the Corporation were not other-than-temporarily impaired at December 31, 2011, thus management expects to recover the amortized cost basis of the securities.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders' equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2011		2010

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,049,315	$1,089,069	$757,812	$789,838
FHLB	553,940	578,617	1,003,395	1,056,549
Freddie Mac	984,270	1,010,669	637,644	654,495

Held-to-maturity Securities
Investment securities

Note 9 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2011 and 2010 (2009 – only amortized cost is presented).

	2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political
subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

	2010					2009
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average	Amortized
(In thousands)	cost	gains	losses	value	yield	cost
U.S. Treasury securities
Within 1 year	$25,873	$-	$1	$25,872	0.11%	$25,777
Total U.S. Treasury securities	25,873	-	1	25,872	0.11	25,777
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,150	6	-	2,156	5.33	7,015
After 1 to 5 years	15,529	333	-	15,862	4.10	109,415
After 5 to 10 years	17,594	115	268	17,441	5.96	17,112
After 10 years	56,702	-	1,649	55,053	4.25	48,600
Total obligations of Puerto Rico, States and political
subdivisions	91,975	454	1,917	90,512	4.58	182,142
Collateralized mortgage obligations - private label
After 10 years	176	-	10	166	5.45	220
Total collateralized mortgage obligations - private label	176	-	10	166	5.45	220
Other
Within 1 year	4,080	-	-	4,080	1.15	3,573
After 1 to 5 years	250	-	7	243	1.20	1,250
Total other	4,330	-	7	4,323	1.15	4,823
Total investment securities held-to-maturity	$122,354	$454	$1,935	$120,873	3.51%	$212,962

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following tables present the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2011, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$7,275	$7,281
After 1 to 5 years	37,424	37,937
After 5 to 10 years	18,512	18,688
After 10 years	62,172	61,348
Total investment securities held-to-maturity	$125,383	$125,254

The following tables present the Corporation's fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	At December 31, 2011

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954

	At December 31, 2010

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

U.S. Treasury securities	$25,872	$1	$-	$-	$25,872	$1
Obligations of Puerto Rico, States and political subdivisions	51,995	1,915	773	2	52,768	1,917
Collateralized mortgage obligations - private label	-	-	166	10	166	10
Other	243	7	-	-	243	7
Total investment securities held-to-maturity in an unrealized
loss position	$78,110	$1,923	$939	$12	$79,049	$1,935

As indicated in Note 8 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2011 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. The Corporation performs periodic credit quality reviews on these issuers.